Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging liabilities (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)
Financial liabilities
Nominal amount of hedging derivative liabilities	67,860		56,123
Fair value of hedging derivative liabilities	11,091	$ 11,091	14,287	$ 14,287
Cash flow hedges
Financial liabilities
Fair value of hedging derivative liabilities | $		4,519		10,560
Fair value hedges
Financial liabilities
Fair value of hedging derivative liabilities | $		$ 6,572		$ 3,727
Trading derivatives
Financial liabilities
Total Derivative Liabilities, Nominal	3,587,115		2,748,328
Total Derivative Liabilities, Fair Value	182,373		219,977
Forward rate agreements | Cash flow hedges | Currency risk - Foreign exchange risk
Financial liabilities
Nominal amount of hedging derivative liabilities	31,762		24,433
Fair value of hedging derivative liabilities	720		6,318
Interest rate swaps | Cash flow hedges | Interest rate risk
Financial liabilities
Nominal amount of hedging derivative liabilities	700		1,050
Fair value of hedging derivative liabilities			20
Interest rate swaps | Fair value hedges | Interest rate risk
Financial liabilities
Nominal amount of hedging derivative liabilities	1		1,124
Fair value of hedging derivative liabilities			97
Currency swaps | Cash flow hedges | Currency risk - Foreign exchange risk
Financial liabilities
Nominal amount of hedging derivative liabilities	10,717		13,680
Fair value of hedging derivative liabilities	3,799		4,222
Currency swaps | Fair value hedges | Currency risk - Foreign exchange risk
Financial liabilities
Nominal amount of hedging derivative liabilities	24,680		15,836
Fair value of hedging derivative liabilities	6,572		3,630